UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number         811-23186

Invesco High Income 2023 Target Term Fund
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Sheri Morris 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:      (713) 626-1919

Date of fiscal year end:       2/28

Date of reporting period:     8/31/2019

Item 1. Reports to Stockholders.

Semiannual Report to Shareholders	August 31, 2019
Invesco High Income 2023 Target Term Fund
NYSE: IHIT

2	Letters to Shareholders
3	Fund Performance
3	Share Repurchase Program Notice
4	Dividend Reinvestment Plan
5	Schedule of Investments
8	Financial Statements
12	Financial Highlights
13	Notes to Financial Statements
19	Approval of Investment Advisory and Sub-Advisory Contracts
21	Proxy Results
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank).
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800 341 2929 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.
Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED    |    MAY LOSE VALUE    |    NO BANK GUARANTEE

Letters to Shareholders
Bruce Crockett
Dear Fellow Shareholders:
As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.
We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.
On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Andrew Schlossberg
Dear Shareholders:
This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.
Invesco’ s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance and holdings.
In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you with information you want, when and where you want it.
Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.
For questions about your account, feel free to contact an Invesco client services representative at 800 341 2929.
All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.
Sincerely,
Andrew Schlossberg
Head of the Americas,
Senior Managing Director, Invesco Ltd.
2	Invesco High Income 2023 Target Term Fund

Fund Performance

Performance summary
Cumulative total returns, February 28, 2019 to August 31, 2019
Fund at NAV	6.76%
Fund at Market Value	5.97
Bloomberg Barclays U.S. Corporate MBS Investment Grade Index▼	7.69
Market Price Discount to NAV as of 8/31/19	–1.23
Source: ▼Bloomberg L.P.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value (NAV) and market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Fund expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.
Since the Fund is a closed-end management investment company, shares of the Fund may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Fund cannot predict whether shares will trade at, above or below NAV. The Fund should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.
    The Bloomberg Barclays U.S. Corporate MBS Investment Grade Index consists of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
    The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program
In September 2019, the Trustees of the Fund approved a share repurchase program that allows the Fund to repurchase up to 25% of the 20-day average trading volume of the Fund’s common shares when the Fund is trading at a 10% or greater discount to its net asset value. The Fund will repurchase shares pursu-
ant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.
3	Invesco High Income 2023 Target Term Fund

Dividend Reinvestment Plan
The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Fund (the Fund). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Fund, allowing you to potentially increase your investment over time. All shareholders in the Fund are automatically enrolled in the Plan when shares are purchased.

Plan benefits
■	Add to your account:
You may increase your shares in your Fund easily and automatically with the Plan.
■	Low transaction costs:
Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Fund is trading at a premium to its net asset value (NAV). In addition , transaction costs are low because when new shares are issued by the Fund, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.
■	Convenience:
You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/closed-end.
■	Safekeeping:
The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan
If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” — in the name of your brokerage firm, bank, or other financial institution — you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll
If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/closed-end, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40 233-5000. If you are writing to us, please include the Fund name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the "record date," which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works
If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Fund is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Fund is trading above or below NAV, the price is determined by one of two ways:
1.	Premium: If the Fund is trading at a premium - a market price that is higher than its NAV - you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Fund trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Fund is trading at a discount - a market price that is lower than its NAV - you’ll pay the market price for your reinvested shares.

Costs of the Plan
There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Fund. If the Fund is trading at or above its NAV, your new shares are issued directly by the Fund and there are no brokerage charges or fees. However, if the Fund is trading at a discount , the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications
The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.
Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan
You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/closed-end or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Fund name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:
1.	If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.
2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.
3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Fund shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.
The Fund and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Fund. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.
To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/closed-end.
4	Invesco High Income 2023 Target Term Fund

Schedule of Investments
August 31, 2019
(Unaudited)
Principal Amount		Value
Asset-Backed Securities–114.41%(a)
CFCRE Commercial Mortgage Trust, Series 2018-TAN, Class E, 6.45%, 02/15/2023(b)	$ 5,000,000	$ 5,365,681
Citigroup Commercial Mortgage Trust,
Series 2013-GC11, Class D, 4.57%, 04/10/2023(b)(c)(d)	12,500,000	13,020,719
Series 2014-GC19, Class D, 5.26%, 02/10/2024(b)(d)	1,500,000	1,625,783
Commercial Mortgage Trust,
Series 2012-CR2, Class E, 4.99%, 08/15/2022(b)(d)	1,500,000	1,484,979
Series 2013-CR11, Class D, 5.29%, 09/10/2023(b)(c)(d)	14,523,000	14,936,142
Series 2013-CR6, Class D, 4.22%, 02/10/2023(b)(d)	250,000	255,469
Series 2013-CR8, Class D, 4.09%, 06/10/2023(b)(d)	6,000,000	6,162,090
Series 2013-CR8, Class E, 4.00%, 06/10/2023(b)(d)	7,000,000	6,848,781
Series 2014-CR14, Class D, 4.79%, 01/10/2024(b)(c)(d)	12,267,000	12,295,680
Series 2014-CR16, Class D, 5.09%, 04/10/2024(b)(c)(d)	12,680,000	12,580,058
Series 2014-LC15, Class D, 5.15%, 03/10/2024(b)(d)	9,010,000	9,252,707
Series 2014-UBS3, Class C, 4.91%, 05/10/2024(c)(d)	10,250,000	10,793,434
DBUBS Mortgage Trust, Series 2011-LC3A, Class E, 3.75%, 08/10/2021(b)(d)	500,000	491,878
FREMF Mortgage Trust,
Series 2014-K36, Class B, 4.50%, 10/25/2023(b)(d)	1,025,000	1,108,083
Series 2015-KF12, Class B, 9.32% (1 mo. USD LIBOR + 7.10%), 09/25/2022(b)(e)	1,027,670	1,091,398
GS Mortgage Securities Corp. II,
Series 2013-GC10, Class D, 4.54% (1 mo. USD LIBOR), 01/10/2023(b)(c)(e)	6,625,000	6,717,085
Series 2013-GC10, Class XA, IO, 1.65%, 01/10/2023(c)(d)	25,828,782	1,125,923
GS Mortgage Securities Corp. Trust, Series 2018-TWR, Class G, 6.12% (1 mo. USD LIBOR + 3.92%), 07/15/2021(b)(e)	1,000,000	1,009,537
GS Mortgage Securities Trust, Series 2013-GC13, Class D, 4.22%, 07/10/2023(b)(c)(d)	11,546,000	11,429,135
Hilton USA Trust,
Series 2016-SFP, Class E, 5.52%, 11/05/2023(b)(c)	8,500,000	8,601,604
Series 2016-SFP, Class F, 6.16%, 11/05/2023(b)	2,000,000	2,028,537
Principal Amount		Value
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-C8, Class E, 4.81%, 09/15/2022(b)(c)(d)	$ 4,834,001	$ 4,814,107
Series 2013-C10, Class D, 4.25%, 02/15/2023(c)(d)	19,348,000	20,039,012
Series 2013-C10, Class E, 3.50%, 02/15/2023(b)(d)	860,000	827,652
Series 2013-C13, Class XA, IO, 0.24%, 07/15/2023(c)(d)	86,055,045	393,994
Series 2013-C13, Class XC, IO, 0.22%, 06/15/2023(b)(d)	69,684,664	350,932
Series 2013-C16, Class D, 5.20%, 11/15/2023(b)(c)(d)	13,875,000	14,740,561
Series 2013-LC11, Class D, 4.31%, 05/15/2023(c)(d)	10,248,000	9,415,461
Series 2018-PHH, Class E, 4.61% (1 mo. USD LIBOR + 2.41%), 06/15/2020(b)(e)	3,000,000	3,009,585
Series 2018-PHH, Class F, 5.21% (1 mo. USD LIBOR + 3.01%), 06/15/2020(b)(e)	2,500,000	2,511,411
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12, Class D, 4.24%, 06/15/2023(d)	3,191,933	3,213,172
Series 2014-C19, Class D, 4.85%, 04/15/2024(b)(c)(d)	2,500,000	2,581,052
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C6, Class XA, IO, 1.77%, 06/15/2022(b)(c)(d)	9,087,384	365,681
Series 2013-C10, Class D, 4.22%, 06/15/2023(b)(c)(d)	3,426,000	3,413,302
Series 2013-C13, Class XA, IO, 1.15%, 11/15/2023(c)(d)	39,993,093	1,403,462
Series 2014-C14, Class D, 5.10%, 02/15/2024(b)(c)(d)	7,579,400	7,819,665
Series 2014-C15, Class D, 5.07%, 04/15/2024(b)(c)(d)	16,500,000	17,542,749
Morgan Stanley Capital I Trust, Series 2017-JWDR, Class E, 5.25% (1 mo. USD LIBOR + 3.05%), 11/15/2019(b)(e)	2,000,000	2,008,171
Stonemont Portfolio Trust, Series 2017-MONT, Class F, 5.77% (1 mo. USD LIBOR + 3.60%), 08/20/2020(b)(e)	4,831,475	4,850,344
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class D, 4.21%, 02/10/2023(b)(c)(d)	8,090,000	7,832,452

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco High Income 2023 Target Term Fund

Principal Amount		Value
WFRBS Commercial Mortgage Trust,
Series 2012-C9, Class D, 4.97%, 10/15/2022(b)(c)(d)	$ 5,768,000	$ 5,867,115
Series 2013-C12, Class E, 3.50%, 03/15/2023(b)	776,000	698,414
Series 2013-C12, Class XA, IO, 1.38%, 03/15/2023(b)(c)(d)	16,827,352	579,364
Series 2013-C13, Class XA, IO, 1.34%, 04/15/2023(b)(c)(d)	21,881,063	810,000
Series 2013-C14, Class D, 4.11%, 06/15/2023(b)(d)	3,000,000	2,903,945
Series 2013-C16, Class E, 3.85%, 10/15/2023(b)	9,450,000	7,912,898
Series 2013-C17, Class D, 5.23%, 11/15/2023(b)(c)(d)	20,419,000	21,766,029
Series 2013-UBS1, Class D, 4.90%, 12/15/2023(b)(c)(d)	5,000,000	5,137,312
Series 2014-C19, Class D, 4.23%, 03/15/2024(b)(c)	10,000,000	9,553,811
Total Asset-Backed Securities (Cost $271,448,697)		290,586,356
U.S. Dollar Denominated Bonds & Notes–8.07%
Homebuilding–2.69%
Beazer Homes USA, Inc., 8.75%, 03/15/2022	3,250,000	3,404,375
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.63%, 03/01/2024(b)	3,250,000	3,428,750
		6,833,125
Industrial REITs–5.38%
Duke Realty L.P., 3.63%, 04/17/2023	5,800,000	6,076,678
Prologis L.P., 4.25%, 08/15/2023	7,000,000	7,582,740
		13,659,418
Total U.S. Dollar Denominated Bonds & Notes (Cost $19,903,720)		20,492,543
Shares		Value
Preferred Stocks–7.13%
Mortgage REITs–7.13%
Chimera Investment Corp., 8.00%, Series D, Pfd.	167,800	$ 4,329,240
Dynex Capital Inc., 7.63%, Series B, Pfd.	120,000	2,991,600
New York Mortgage Trust, Inc., 7.88%, Series C, Pfd.	150,000	3,745,500
PennyMac Mortgage Investment Trust, 8.00%, Series B, Pfd.	102,181	2,635,248
Two Harbors Investment Corp., 7.25%, Series C, Pfd.	173,200	4,425,260
Total Preferred Stocks (Cost $18,198,622)		18,126,848
Principal Amount
U.S. Treasury Securities–0.43%
U.S. Treasury Bills–0.43%
1.80% - 2.03%, 12/19/2019 (Cost $1,095,330)(f)(g)	$ 1,102,000	1,095,806
Shares
Money Market Funds–0.64%
Invesco Government & Agency Portfolio, Institutional Class, 2.02%(h)	567,707	567,707
Invesco Liquid Assets Portfolio, Institutional Class, 2.14%(h)	405,343	405,504
Invesco Treasury Portfolio, Institutional Class, 1.98%(h)	648,808	648,808
Total Money Market Funds (Cost $1,622,019)		1,622,019
TOTAL INVESTMENTS IN SECURITIES–130.68% (Cost $312,268,388)		331,923,572
REVERSE REPURCHASE AGREEMENTS– (31.50)%		(80,000,000)
OTHER ASSETS LESS LIABILITIES—0.82%		2,064,332
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%		$253,987,904
Investment Abbreviations:
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Maturity date reflects the anticipated repayment date.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2019 was $247,630,648, which represented 97.50% of the Fund’s Net Assets.
(c)	All or a portion of the security is pledged as collateral for open reverse repurchase agreeements. See Note 1J.

Counterparty	Reverse Repurchase Agreements	Value of Non-cash Collateral Pledged*	Net Amount
Wells Fargo Bank, N.A.	$80,000,000	$(80,000,000)	$—

* Amount does not include excess collateral pledged.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco High Income 2023 Target Term Fund

(d)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on August 31, 2019.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2019.
(f)	All or a portion of the value was designated as collateral to cover margin requirements for swap agreements. See Note 1K.
(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(h)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of August 31, 2019.
Portfolio Composition†
By credit quality, based on total investments
as of August 31, 2019
Cash	0.84%
AAA	1.41
A+	0.33
A	3.25
A-	2.29
BBB+	5.22
BBB	19.86
BBB-	46.33
BB+	5.04
BB	2.09
BB-	3.28
B+	0.61
B	2.22
B-	1.02
Non-Rated	6.21
† Portfolio information is subject to change due to active management. Ratings are based upon using Moody’s Investor Services, Inc. (“Moody’s”), Standard & Poor’s Ratings Services, a Standard & Poor’s Financial Services LLC business (“Standard & Poor’s” or “S&P”), Fitch Ratings, a part of the Fitch Group (“Fitch”), Kroll Bond Rating Agency, Inc. (“Kroll”), DBRS Limited (“DBRS”) and Morningstar Credit Ratings, LLC (“Morningstar”) if any such nationally recognized statistical rating organizations (“NRSROs”) rate the security. If securities are rated differently by the ratings agencies, the highest rating is applied.
Open Centrally Cleared Interest Rate Swap Agreements
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Receive	3 Month USD LIBOR	Quarterly	(2.817)%	Semi - Annual	12/01/2023	USD	(8,000,000)	$—	$ (490,210)	$ (490,210)
Receive	1 Month USD LIBOR	Monthly	(2.116)	Semi - Annual	12/01/2023	USD	(50,000,000)	—	(1,847,919)	(1,847,919)
Total Centrally Cleared Interest Rate Swap Agreements								$—	$(2,338,129)	$(2,338,129)

Abbreviations:
LIBOR	—London Interbank Offered Rate
USD	—U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco High Income 2023 Target Term Fund

Statement of Assets and Liabilities
August 31, 2019
(Unaudited)
Assets:
Investments in securities, at value (Cost $310,646,369)	$330,301,553
Investments in affiliated money market funds, at value (Cost $1,622,019)	1,622,019
Cash	564,986
Receivable for:
Dividends	137,776
Interest	1,569,860
Investment for trustee deferred compensation and retirement plans	8,534
Total assets	334,204,728
Liabilities:
Other investments:
Variation margin payable — centrally cleared swap agreements	66,724
Payable for:
Reverse repurchase agreements	80,000,000
Dividends	69,467
Accrued fees to affiliates	3,028
Accrued interest expense	16,070
Accrued trustees’ and officers’ fees and benefits	2,792
Accrued other operating expenses	50,209
Trustee deferred compensation and retirement plans	8,534
Total liabilities	80,216,824
Net assets applicable to common shares	$253,987,904
Net assets applicable to common shares consist of:
Shares of beneficial interest — common shares	$ 235,639,213
Distributable earnings	18,348,691
$253,987,904
Shares outstanding, no par value, with an unlimited number of common shares authorized:
Shares outstanding	24,011,193
Net asset value per common share	$ 10.58
Market value per common share	$ 10.45

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	Invesco High Income 2023 Target Term Fund

Statement of Operations
For the six months ended August 31, 2019
(Unaudited)
Investment income:
Interest	$ 9,488,470
Dividends	756,959
Dividends from affiliated money market funds	17,218
Total investment income	10,262,647
Expenses:
Advisory fees	1,161,475
Administrative services fees	17,579
Custodian fees	6,498
Interest, facilities and maintenance fees	1,624,108
Transfer agent fees	7,505
Trustees’ and officers’ fees and benefits	12,749
Registration and filing fees	10,651
Reports to shareholders	11,832
Professional services fees	90,967
Taxes	34,525
Other	1,996
Total expenses	2,979,885
Less: Fees waived	(749)
Net expenses	2,979,136
Net investment income	7,283,511
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(280,117)
Swap agreements	84,517
(195,600)
Change in net unrealized appreciation (depreciation) of:
Investment securities	12,105,965
Swap agreements	(3,033,950)
9,072,015
Net realized and unrealized gain	8,876,415
Net increase in net assets resulting from operations applicable to common shares	$ 16,159,926
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9	Invesco High Income 2023 Target Term Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2019 and the year ended February 28, 2019
(Unaudited)
	August 31, 2019	February 28, 2019
Operations:
Net investment income	$ 7,283,511	$ 15,176,718
Net realized gain (loss)	(195,600)	(109,870)
Change in net unrealized appreciation	9,072,015	5,335,844
Net increase in net assets resulting from operations applicable to common shares	16,159,926	20,402,692
Distributions to common shareholders from distributable earnings	(7,202,993)	(14,395,357)
Net increase in common shares of beneficial interest	77,035	143,792
Net increase in net assets applicable to common shares	9,033,968	6,151,127
Net assets applicable to common shares:
Beginning of period	244,953,936	238,802,809
End of period	$253,987,904	$244,953,936
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10	Invesco High Income 2023 Target Term Fund

Statement of Cash Flows
For the six months ended August 31, 2019
(Unaudited)
Cash provided by operating activities:
Net increase in net assets resulting from operations applicable to common shares	$ 16,159,926
Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Purchases of investments	(37,604,251)
Proceeds from sales of investments	44,800,160
Purchases of short-term investments, net	(1,813,596)
Amortization of premium on investment securities	856,390
Accretion of discount on investment securities	(1,858,905)
Decrease in receivables and other assets	41,551
Decrease in accrued expenses and other payables	(102,534)
Net realized loss from investment securities	280,117
Net change in unrealized appreciation on investment securities	(12,105,965)
Net change in transactions in swap agreements	106,098
Net cash provided by operating activities	8,758,991
Cash provided by (used in) financing activities:
Dividends paid to common shareholders from distributable earnings	(7,132,322)
Net cash provided by (used in) financing activities	(7,132,322)
Net increase in cash and cash equivalents	1,626,669
Cash and cash equivalents at beginning of period	560,336
Cash and cash equivalents at end of period	$ 2,187,005
Non-cash financing activities:
Value of shares of beneficial interest issued in reinvestment of dividends paid to shareholders	$ 77,035
Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$ 1,643,408
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11	Invesco High Income 2023 Target Term Fund

Financial Highlights
August 31, 2019
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Six Months Ended August 31, 2019	Years Ended February 28,
		2019	2018	2017 (a)
Net asset value per common share, beginning of period	$ 10.20	$ 9.95	$ 9.97	$ 9.82
Net investment income(b)	0.30	0.63	0.61	0.12
Net gains (losses) on securities (both realized and unrealized)	0.38	0.22	(0.03)	0.13
Total from investment operations	0.68	0.85	0.58	0.25
Dividends paid to common shareholders from net investment income	(0.30)	(0.60)	(0.60)	(0.10)
Net asset value per common share, end of period	$ 10.58	$ 10.20	$ 9.95	$ 9.97
Market value per common share, end of period	$ 10.45	$ 10.15	$ 9.84	$ 9.99
Total return at net asset value(c)	6.76%	8.84%	5.95%	2.54%
Total return at market value(d)	5.97%	9.52%	4.57%	0.90%
Net assets applicable to common shares, end of period (000’s omitted)	$253,988	$244,954	$238,803	$238,756
Portfolio turnover rate(e)	12%	5%	6%	0%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements	2.37% (f)	2.32%	1.92%	1.12% (g)
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	1.08% (f)	1.06%	1.01%	1.12% (g)
Without fee waivers and/or expense reimbursements	2.37% (f)	2.32%	1.92%	1.13% (g)
Without fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	1.08% (f)	1.06%	1.01%	1.13% (g)
Ratio of net investment income to average net assets	5.79% (f)	6.30%	6.05%	4.89% (g)

(a)	Commencement date of November 28, 2016.
(b)	Calculated using average shares outstanding.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.
(d)	Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Fund’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.
(e)	Portfolio turnover is not annualized for periods less than one year, if applicable.
(f)	Ratios are annualized and based on average daily net assets applicable to common shares (000’s omitted) of $250,047.
(g)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12	Invesco High Income 2023 Target Term Fund

Notes to Financial Statements
August 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco High Income 2023 Target Term Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company.
The Fund’s investment objectives are to provide a high level of current income and to return $9.835 per share (the original net asset value (the “NAV”) per common share before deducting offering costs of $0.02 per share) (“Original NAV”) to common shareholders on or about December 1, 2023 (the “Termination Date”). The objective to return the Fund’s Original NAV is not an express or implied guarantee obligation of the Fund or any other entity. The Fund intends, on or about the Termination Date, to cease its investment operations, liquidate its portfolio (to the extent possible), retire or redeem its leverage facilities, if any, and distribute all its liquidated net assets to common shareholders of record unless the term is extended for one period of up to six months by a vote of the Fund’s Board of Trustees. The Fund’s ability to successfully return the Original NAV to holders of common shares on or about the Termination Date will depend on market conditions at that time and the success of various portfolio and cash flow management techniques.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value ("NAV") per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
13	Invesco High Income 2023 Target Term Fund

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common and preferred shareholders.
E.	Cash and Cash Equivalents – For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
F.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
G.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Commercial Mortgage-Backed Securities – The Fund may invest in both single and multi-issuer Commercial Mortgage-Backed Securities (“CMBS”). This includes both investment grade and non-investment grade CMBS as well as other non-rated CMBS. A CMBS is a type of mortgage-backed security that is secured by one or more mortgage loans on interests in commercial real estate property. CMBS differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. Investments in CMBS are subject to the various risks which relate to the pool of underlying assets in which the CMBS represents an interest. Securities backed by commercial real estate assets are subject to securities market risks as well as risks similar to those of direct ownership of commercial real estate loans. Risks include the ability of a borrower to meet its obligations on the loan which could lead to default or foreclosure of the property. Such actions may impact the amount of proceeds ultimately derived from the loan, and the timing of receipt of such proceeds.
14	Invesco High Income 2023 Target Term Fund

Management estimates future expected cash flows at the time of purchase based on the anticipated repayment dates on the CMBS. Subsequent changes in expected cash flow projection may result in a prospective change in the timing or character of income recognized on these securities, or the amortized cost of these securities. The Fund amortizes premiums and/or accretes discounts based on the projected cash flows. Realized and unrealized gains and losses on CMBS are included in the Statement of Operations as Net realized gain (loss) from investment securities and Change in net unrealized appreciation (depreciation)of investment securities, respectively.
J.	Reverse Repurchase Agreements – The Fund may enter into reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by the Fund, with an agreement that the Fund will repurchase such securities at an agreed upon price and date. The Fund will use the proceeds of a reverse repurchase agreement (which are considered to be borrowings under the 1940 Act) to purchase other permitted securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The agreements are collateralized by the underlying securities and are carried at the amount at which the securities subsequently will be repurchased as specified in the agreements. Expenses under the Reverse Repurchase Agreements are shown in the Statement of Operations as Interest, facilities and maintenance fees.
K.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.
Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.
An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.
Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.
L.	Other Risks – The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
M.	Leverage Risk — The Fund may utilize leverage to seek to enhance the yield of the Fund by borrowing. There are risks associated with borrowing in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments purchased with such leverage proceeds, the higher volatility of the NAV of the shares, and that fluctuations in the interest rates on the borrowing may affect the yield and distributions to the common shareholders. There can be no assurance that the Fund’s leverage strategy will be successful.
N.	Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Fund has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of 0.70% of the Fund’s average daily managed assets. Managed assets for this purpose means the Fund’s net assets, plus assets attributable to outstanding preferred
15	Invesco High Income 2023 Target Term Fund

shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Fund’s financial statements for purposes of generally accepted accounting principles).
Further, the Adviser has contractually agreed, through at least June 30, 2021, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the six months ended August 31, 2019, the Adviser waived advisory fees of $749.
The Fund has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2019, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as custodian and fund accountant and provides certain administrative services to the Fund.
Certain officers and trustees of the Trust are officers and directors of Invesco.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Securities	$ —	$ 290,586,356	$—	$ 290,586,356
U.S. Dollar Denominated Bonds & Notes	—	20,492,543	—	20,492,543
Preferred Stocks	18,126,848	—	—	18,126,848
U.S. Treasury Securities	—	1,095,806	—	1,095,806
Money Market Funds	1,622,019	—	—	1,622,019
Total Investments in Securities	19,748,867	312,174,705	—	331,923,572
Other Investments - Liabilities*
Swap Agreements	—	(2,338,129)	—	(2,338,129)
Total Other Investments	—	(2,338,129)	—	(2,338,129)
Reverse Repurchase Agreements	—	(80,000,000)	—	(80,000,000)
Total Investments	$19,748,867	$ 229,836,576	$—	$249,585,443

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
16	Invesco High Income 2023 Target Term Fund

Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2019:
Value
Derivative Liabilities	Interest Rate Risk
Unrealized depreciation on swap agreements — Centrally Cleared(a)	$(2,338,129)
Derivatives not subject to master netting agreements	2,338,129
Total Derivative Liabilities subject to master netting agreements	$ -

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
Effect of Derivative Investments for the six months ended August 31, 2019
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Interest Rate Risk
Realized Gain:
Swap agreements	$ 84,517
Change in Net Unrealized Appreciation (Depreciation):
Swap agreements	(3,033,950)
Total	$(2,949,433)
The table below summarizes the average notional value of derivatives held during the period.
Swap Agreements
Average notional value	$58,000,000
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” includes amounts accrued by the Fund to fund such deferred compensation amounts.
NOTE 6—Cash Balances and Borrowings
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any, at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding
The Fund has entered into a $80 million Master Repurchase and Securities Contract, which will mature on March 17, 2020. During the six-month period ended August 31, 2019, the average daily balance of borrowings under the reverse repurchase agreements was $80,000,000, with a weighted interest rate of 3.93% and interest expense of $1,624,108. Interest is accrued daily and paid monthly. As of the six-month period ended August 31, 2019,the pricing rate is equal to the 1 month LIBOR plus a pricing margin of 1.50%. The carrying amount of the Fund’s Payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value.
Reverse repurchase agreements outstanding as of August 31, 2019 were as follows:
Counterparty	Interest Rate	Maturity date	Face Value	Face Value Including Accrued Interest
Well Fargo Bank, N.A.	3.74%	03/17/2020	$80,000,000	$80,016,070
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
17	Invesco High Income 2023 Target Term Fund

The Fund had a capital loss carryforward as of February 28, 2019, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$213,623	$36,737	$250,360

*	Capital loss carryforwards as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2019 was $39,226,208 and $44,800,160, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$ 20,371,603
Aggregate unrealized (depreciation) of investments	(3,048,873)
Net unrealized appreciation of investments	$17,322,730
Cost of investments for tax purposes is $312,262,713.
NOTE 9—Common Shares of Beneficial Interest
Transactions in common shares of beneficial interest were as follows:
	Six Months Ended August 31, 2019	Year Ended February 28, 2019
Beginning shares	24,003,693	23,989,227
Shares issued through dividend reinvestment	7,500	14,466
Ending shares	24,011,193	24,003,693
The Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.
NOTE 10—Dividends
The Fund declared the following dividends to common shareholders from net investment income subsequent to August 31, 2019:
Declaration Date	Amount per Share	Record Date	Payable Date
September 3, 2019	$0.0500	September 18, 2019	September 30, 2019
October 1, 2019	$0.0500	October 16, 2019	October 31, 2019
18	Invesco High Income 2023 Target Term Fund

Approval of Investment Advisory Agreement

At meetings held on June 10, 2019, the Board of Trustees (the Board or the Trustees) of Invesco High Income 2023 Target Term Fund (the Fund) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) for another year effective July 1, 2019. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and determined that the compensation payable by the Fund to Invesco Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). As part of a regularly scheduled basis of in-person Board meetings, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 10, 2019.

Factors and Conclusions and Summary of Evaluation of Investment Advisory Agreement

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process, oversight and structure, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also reviewed and considered the benefits to shareholders of investing in a fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board reviewed and considered information about the resources that Invesco Advisers intends to continue to commit to managing the Invesco family of funds following Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.

The Board compared the Fund’s investment performance over the one and two year periods ending December 31, 2018 to the performance of funds in the Broadridge performance universe. The Board noted that the Fund’s performance was in the second quintile of its performance universe for the one year period and the third quintile for the two year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was above the performance of the median for the one year period and reasonably comparable to the performance of the median for the two year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions. The Board also reviewed supplementally historic premium and discount levels of the Fund as provided to the Board at meetings throughout the year.

C.	Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the median contractual management fee rate of the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that there were only four funds (including the fund) in the expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers does not manage other similarly managed mutual funds or client accounts.

D.	Economies of Scale and Breakpoints

The Board noted that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board considered Invesco’s reinvestment in its business, including investments in business infrastructure and cybersecurity. The Board noted that the Fund may also benefit from

19                         Invesco High Income 2023 Target Term Fund

economies of scale through initial fee setting, fee waivers and expense reimbursements.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide additional services to the Fund.

The Board considered that the Fund’s uninvested cash may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the costs to the Fund of such investments. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

20                         Invesco High Income 2023 Target Term Fund

Proxy Results

A Joint Annual Meeting (“Meeting”) of Shareholders of Invesco High Income 2023 Target Term Fund (the “Fund”) was held on August 9, 2019. The Meeting was held for the following purpose:

(1).	Election of Trustees by Common Shareholders.

The results of the voting on the above matter was as follows:

	Matter	Votes For	Votes Withheld
(1).	Cynthia Hostetler	22,810,841.46	158,071.34
	Eli Jones	22,780,139.57	188,773.24
	Prema Mathai-Davis	22,802,573.47	166,339.34
	Ann Barnett Stern	22,808,466.77	160,446.03
	Raymond Stickel, Jr.	22,784,201.12	184,711.69

21                         Invesco High Income 2023 Target Term Fund

Correspondence information
Send general correspondence to Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website at sec.gov. The SEC file number for the Fund is shown below.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
SEC file number: 811-23186	CE-HIN2023TT-SAR-1

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

During the reporting period, PricewaterhouseCoopers LLC (“PwC”) advised the Audit Committee of the following matters for consideration under the SEC’s auditor independence rules. PwC advised the Audit Committee that a PwC Manager and a PwC Senior Associate each held financial interests in investment companies within the Invesco Fund Complex that were inconsistent with the requirements of Rule 2-01(c)(1) of Regulation S-X. PwC noted, among other things, that during the time of its audit, the engagement team was not aware of the investments, (or with respect to the PwC Senior Associate was not aware until after the investments were confirmed as SEC exceptions), the individuals were not in the chain of command of the audit or the audit partners of Invesco or the affiliate of the Registrant, the services each individual provided were not relied upon by the audit engagement team with respect to the audit of the Registrant or its affiliates (or with respect to the PwC Senior Associate, the services were performed by an individual who did not have decision-making responsibility for matters that materially affected the audit and were reviewed by team members at least two levels higher than the PwC Senior Associate), and the investments were not material to the net worth of each individual or their respective immediate family members which they considered in reaching their conclusion. PwC advised the Audit Committee that it believes its objectivity and impartiality had not been adversely affected by these matters as they related to the audit of the Registrant.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of October 16, 2019, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of October 16, 2019, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco High Income 2023 Target Term Fund

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 7, 2019

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 7, 2019

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	November 7, 2019